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                                                                                                           [GRAPHIC OMITTED] Lincoln
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                                                                                                                     Financial Group
                                                                                                                        Lincoln Life


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Lawrence A. Samplatsky,                                                              The Lincoln National Life Insurance Company
Assistant Vice President and Senior Counsel                                          350 Church Street, MLW1
Telephone:  (860) 466 -2374                                                          Hartford, Connecticut 06103-1106
Facsimile:  (860) 466 - 1778

September 7, 2005                                                                    VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Lincoln Life Flexible Premium Variable Life Account D                      Lincoln Life Flexible Variable Life Account F
File No. 033-00417; 811-04592                                              File No. 033-14692, 333-40745; 811-05164
Lincoln Life Flexible Premium Variable Life Account G                      Lincoln Life Flexible Premium Variable Life Account J
File No. 033-22740; 811-05585                                              File No. 033-76434; 811-08410
Lincoln Life Flexible Premium Variable Life Account K                      Lincoln Life Flexible Premium Variable Life Account M
File No. 033-76432; 811-08412                                              File No. 333-82663, 333-84360, 333-42479, 333-54338,
                                                                           333-84370, 333-63940, 333-111137, 333-111128,
                                                                           333-118478, 333-118477; 811-08557
Lincoln Life Flexible Premium Variable Life Account R                      Lincoln Life Flexible Premium Variable Life Account S
File No. 333-43107, 333-33782, 333-90432, 333-115882;                      File No. 333-72875, 333-104719; 811-09241
811-08579
Lincoln Life Flexible Premium Variable Life Account Y                      Lincoln Life & Annuity Flexible Premium Variable Life
File No. 333-81884, 333-81882, 333-90438, 333-118482,                                Account M
333-118481, 333-115883; 811-21028                                          File No. 333-42507, 333-61594, 333-84684, 333-52194,
                                                                           333-84688, 333-112972, 333-115839, 333-118480,
LLANY Separate Account R for Flexible Premium                              333-118479; 811-08559
         Variable Life                                                     LLANY Separate Account S for Flexible Premium
File No. 333-46113, 333-33778, 333-90508, 333-115884;                                Variable Life
811-08651                                                                  File No. 333-74325, 333-107461; 811-09257
CG Variable Life Separate Account I                                        CG Variable Life Separate Account II
File No. 033-84426; 811-08780                                              File No. 033-89238; 811-08970
Variable Life Account B of ING Life Insurance & Annuity                    Lincoln Life & Annuity Flexible Premium Variable Life
         Company                                                                     Account Y
File No. 033-75248, 033-76004, 033-76018, 033-64277                        File No. 333-81892, 333-81886, 333-90526,
033-27337; 811-04536                                                       333-118484, 333-118483, 333-115885; 811-21029
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Commissioners:
As required by Rule 30d-2 under the Investment Company Act of 1940, as amended,
(the "Act"), the above-referenced Separate Accounts, unit investment trusts, registered under the Act, mailed to contract owners a report containing financial statements and other applicable information required by Rule 30d-1 under the Act ("Semi-Annual Report") for each of the management investment companies (the "Underlying Funds") issuing securities held by the Account. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the Underlying Funds have filed their Semi-Annual Reports with the Securities and Exchange Commission via EDGAR. The filings are incorporated herein by reference.

Sincerely,

/s/ Lawrence A. Samplatsky

Lawrence A. Samplatsky
Assistant Vice President and Senior Counsel